Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Assets held for sale
During the second quarter, Seadrill initiated the sale of certain non-core assets, which were reclassified as held for sale in line with ASC 360-10.
The Company acquired three tender-assist rigs (T-15, T-16, and West Vencedor) (the "Tender-Assist Units") through the Aquadrill acquisition on April 3, 2023. Sale and purchase agreements ("SPA") for these assets were executed on May 19, 2023, to certain affiliates of Energy Drilling Pte. Ltd. (“Edrill”) for an agreed aggregate sale price of approximately $85 million. The sale completed on July 28, 2023. Refer to Note 30 – Subsequent events for further details.
In addition, Seadrill commenced a sales process for three benign environment jackup rigs (West Castor, West Telesto, and West Tucana) currently leased to the Gulfdrill joint venture. Whilst the tender process is ongoing, the fact of a potential sale was announced on June 26, 2023.
Accordingly, as of June 30, 2023, the six units were classified as held for sale in our Consolidated Balance Sheet as summarized below:

(In $ millions)	As at June 30, 2023
Tender-Assist Units
West Vencedor	23
T-15	45
T-16	17
Total Tender-Assist Units	85

Gulfdrill rigs
West Tucana	42
West Castor	49
West Telesto	44
Total Gulfdrill rigs	135

Total assets held for sale as at June 30, 2023	220
Discontinued Operations
The table below shows the loss from discontinued operations:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
NSNCo	—	—	—	—	(4)
Jackup Sale	—	—	—	—	(29)
Total loss from discontinued operations	—	—	—	—	(33)
Basic LPS: discontinued operations ($)	—	—	—	—	(0.33)
Diluted LPS: discontinued operations ($)	—	—	—	—	(0.33)
Disposal of interest in Paratus Energy Services Ltd.
Paratus Energy Services Ltd. ("PES"), formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex (100%), Seabras Sapura (50%), and Archer (15.7%). As part of Seadrill's comprehensive restructuring process, we disposed of 65% of our equity interest in PES in January 2022, reducing our shareholding to 35%. As a result, the carrying value of PES's net assets were deconsolidated from Seadrill's Consolidated Balance Sheet and were replaced with an equity method investment representing the fair value of the retained 35% interest. This resulted in a loss of $112 million that was reported through reorganization items, as set out further in Note 3 - "Chapter 11".
The sale represented a strategic shift in Seadrill's operations which had a major effect on its operations and financial results going forward and therefore we reclassified PES as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods.
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023. The net gain on disposal, which is reported within Other financial items in our income statement, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Gain on sale
Initial purchase price	43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management Incentive Fee intangible	(13)
Gain on disposal	—
In connection with the sale, on March 14, 2023, we provided each of PES and SeaMex Holdings with a termination notice regarding (i) the Paratus MSA and (ii) the SeaMex MSA, respectively. The Paratus MSA terminated on July 12, 2023 (subject to certain transitional services being provided), and the SeaMex MSA will terminate on September 10, 2023. The Paratus MSA termination did not have a material impact on the Company's financial results, likewise, we do not anticipate that the SeaMex MSA termination to have a materially impact on the financial condition of the Company.
For further information on Seadrill's comprehensive restructuring, including the sale of the 65% interest in Paratus Energy Services, please refer to Note 3 - "Chapter 11".
Sale of jackup units in the Kingdom of Saudi Arabia
On September 1, 2022, Seadrill entered into a share purchase agreement (the “Jackup SPA”) with subsidiaries of ADES Arabia Holding Ltd (together, “ADES”) for the sale of the entities that own and operate seven jackup units (the “Jackup Sale”) in the Kingdom of Saudi Arabia (the "KSA Business"). The Jackup Sale closed on October 18, 2022, with ADES now owning the rigs AOD I, AOD II, AOD III, West Callisto, West Ariel, West Cressida, and West Leda, as well as the drilling contracts related to the rigs. ADES also now employs the crews operating the rigs in Saudi Arabia.
In December 2022, Seadrill had received $670 million in consideration from ADES and incurred deal costs of $11 million, resulting in net proceeds of $659 million. We reported an accounting gain on sale through discontinued operations of $276 million in the fourth quarter of 2022. The final sale consideration and accounting gain remain subject to further adjustment for certain indemnities and warranties provided to ADES through the sale.
The sale represented a strategic shift in Seadrill's operations which will have a major effect on its operations and financial results going forward and therefore we reclassified the KSA Business, previously included within our Jackup segment, as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations in all periods. In addition, the assets and liabilities of the KSA Business were reclassified as held for sale as of September 1, 2022. We ceased all depreciation and amortization of held for sale non-current assets at the point they qualified as held for sale.
The sale completed on October 18, 2022. As such there are no assets held for sale, or liabilities associated with assets held for sale, on the period ended June 30, 2023 and December 31, 2022 balance sheets.
Major classes of line items constituting profit/(loss) of discontinued operations:
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor				Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Operating revenues
Contract revenues	—	31	—	44	18
Total operating revenues	—	31	—	44	18
Operating expenses
Vessel and rig operating expenses	—	(17)	—	(24)	(10)
Selling, general and administrative expenses	—	(3)	—	(4)	(1)
Depreciation and amortization	—	(7)	—	(10)	(4)
Amortization of intangibles	—	(4)	—	(5)	—
Costs associated with disposal	—	—	—	—	—
Total operating expenses	—	(31)	—	(43)	(15)
Operating profit	—	—	—	1	3
Financial and other non-operating items
Interest expense	—	—	—	—	—
Reorganization items	—	—	—	—	(32)
Other financial items	—	—	—	—	—
Net profit/(loss) before tax from discontinued operations	—	—	—	1	(29)
Income tax expense	—	—	—	(1)	—
Net profit/(loss) after tax from discontinued operations	—	—	—	—	(29)
The table below summarizes the profit and loss statement for PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Operating revenues
Contract revenues	—	12
Total operating revenues	—	12
Operating expenses
Operating expenses	—	(8)
Total operating expenses	—	(8)
Operating profit	—	4
Financial and other non-operating items
Interest income	—	—
Interest expense	—	(4)
Share in results from associated companies (net of tax)	—	(1)
Loss on impairment of investments	—	—
Loss impairment of convertible bond from related party	—	—
Other financial items	—	(2)
Total financial items	—	(7)
Net profit/(loss) before tax	—	(3)
Income tax benefit/(expense)	—	(1)
Net profit/(loss) after tax	—	(4)